Operating profit (Tables)	12 Months Ended
Mar. 31, 2023
Operating profit.
Schedule of operating profit

		Re-presented[1]	Re-presented[1]
	2023	2022	2021
	€m	€m	€m
Amortisation of intangible assets (Note 10)	4,031	4,044	4,421
Depreciation of property, plant and equipment (Note 11):
Owned assets	5,627	5,857	5,766
Leased assets	3,960	3,944	3,914
Impairment loss (Note 4)	64	–	–
Staff costs (Note 24)	5,842	5,334	5,157
Amounts related to inventory included in cost of sales	5,950	5,671	5,160
Own costs capitalised attributable to the construction or acquisition of property, plant and equipment	(1,267)	(1,092)	(995)
Loss on disposal of Vodafone Hungary[2] (Note 27)	69	–	–
Gain on disposal of Vodafone Ghana[2] (Note 27)	(689)	–	–
Gain on disposal of Vantage Towers[2] (Note 27)	(8,607)	–	–
Gain on disposal of Indus Towers Limited[1,2]	–	81	–
Pledge arrangements in respect of Indus Towers Limited[2] (Note 29)	–	(15)	(429)
Net gain on formation of TPG Telecom[2] (Note 12)	–	–	1,043
Net gain on formation of Indus Towers Limited[2] (Note 12)	–	–	292
Settlement of tender offer to KDG shareholders[2]	–	–	(204)

Notes:

1

The results for the years ended 31 March 2022 and 31 March 2021 have been re-presented to reflect that Indus Towers Limited is no longer reported as held for sale. In the year ended 31 March 2022, the gain on disposal of Indus Towers Limited has decreased by €29 million compared to the amount previously reported. There is no impact on the amount previously reported for the year ended 31 March 2021. See note 7 ‘Discontinued operations and assets held for sale’ for more information.

2	Included in other income in the consolidated income statement.

Schedule of auditors remuneration

	2023	2022	2021
	€m	€m	€m
Parent company	5	4	3
Subsidiaries	22	19	18
Audit fees[1]	27	23	21

Audit-related[2]	3	2	–
Vantage Towers IPO[3]	–	–	11
Non-audit fees	3	2	11

Total fees	30	25	32

Notes:

1	Includes fees in connection with the interim review, preliminary announcement and controls audit required under Section 404 of the Sarbanes Oxley Act. In total this amounted to €1 million in each of the years presented.
2	Fees for (i) special purpose audits and (ii) statutory and regulatory filings during the year.
3	Fees incurred for IPO services relating to the IPO of Vantage Towers A.G. on 18 March 2021.